Investment in Films and Television Programs - Schedule of Impairments by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Motion Picture	$ 200	$ 500	$ 18,800	$ 27,500	$ 34,600,000	$ 6,200,000	$ 1,200,000
Television Production	400	1,200	400	6,600	8,400,000	4,600,000	34,900,000
Impairments Not Included In Segment Operating Results	7,300	0	6,800	0	12,800,000	0	0
Impairment Cost	$ 7,900	$ 1,700	$ 26,000	$ 34,100	$ 55,800,000	$ 10,800,000	$ 36,100,000